Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets [Abstract]
Restricted cash	$ 257,415	$ 0
Trade receivables	540,586	696,841
Other accounts receivable	148,841	210,841
Related parties	70,969	74,187
Total financial assets	1,139,471	578,825
Financial liabilities [Abstract]
Financial debt	162,029	102,388
Trade payables	316,025	356,200
Accounts payable and accrued expenses	390,332	588,471
Related parties	192,045	172,409
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Financial debt	1,058,908	477,048
Trade payables	316,025	356,200
Accounts payable and accrued expenses	356,632	514,964
Related parties	192,045	172,409
Total financial liabilities	1,923,610	1,520,621
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash	234,498	144,031
Restricted cash	257,415	0
Trade receivables	258,910	281,929
Other accounts receivable	5,578	15,599
Related parties	70,969	74,187
Total value at amortized cost	827,370	515,746
Financial Assets Values at FVTPL [member]
Financial assets [Abstract]
Cash equivalents	260,101	63,079
Equity investment	52,000	0
Total valued at FVTPL	$ 312,101	$ 63,079